UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21793

Name of Fund:  BlackRock Enhanced Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Enhanced Government Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                (in U.S. dollars)
                                                                              Face     Interest       Maturity
Issue                                                                        Amount      Rate         Date(s)            Value
Government & Agency Obligations - 25.6%

Fannie Mae                                                                $  5,000,000   2.375 %     2/15/2007      $   4,946,710
                                                                             3,500,000   5.25        4/15/2007          3,499,010
                                                                             3,050,000   6.375       6/15/2009          3,160,630
                                                                             2,000,000   6.625       9/15/2009          2,093,068
                                                                             1,375,000   7.25        1/15/2010          1,471,661
                                                                             3,000,000   6.00        5/15/2011          3,133,968

Federal Farm Credit Bank                                                     3,500,000   4.55        6/08/2020          3,304,959

Federal Home Loan Bank System                                                1,000,000   4.125       10/19/2007           989,897

Freddie Mac                                                                  1,500,000   5.875       3/21/2011          1,546,545
                                                                             1,000,000   6.25        7/15/2032          1,158,437

U.S. Treasury Bonds                                                            789,000   8.125       8/15/2019          1,040,494
                                                                             1,220,000   8.50        2/15/2020          1,662,535
                                                                             2,500,000   6.25        5/15/2030          3,004,493
                                                                             1,500,000   4.50        2/15/2036          1,437,305

U.S. Treasury Notes                                                          8,000,000   6.50        10/15/2006         8,002,816
                                                                            11,500,000   3.625     6/30/2007 (d)       11,383,206
                                                                             1,990,000   3.00        2/15/2008          1,942,815
                                                                             4,800,000   8.75        5/15/2020          6,680,250

Total Government & Agency Obligations (Cost - $60,703,970) - 25.6%                                                     60,458,799


Government Agency Mortgage-Backed Securities** - 58.7%

Fannie Mae Guaranteed Pass-Through Certificates                              9,201,021   4.50   4/01/2020-11/01/2020    8,880,651
                                                                             1,955,458   4.66        7/01/2010          1,919,439
                                                                             6,456,473   4.681       2/01/2013          6,405,273
                                                                             9,222,840   5.32      10/01/2035 (a)       9,123,866
                                                                            21,084,468   5.50  11/01/2020-11/01/2035   20,819,149
                                                                             2,848,751   5.707       2/01/2012          2,958,954
                                                                             2,371,342   6.00        10/01/2035         2,382,881
                                                                             5,626,025   6.60        1/01/2011          5,853,674

Fannie Mae Trust Series 2006-37 Class DB                                     3,000,000   6.00        4/25/2035          3,018,000

Fannie Mae Trust Series 2006-58 Class DA                                     2,894,459   5.50        9/25/2025          2,891,952

Freddie Mac Mortgage Participation Certificates                              1,116,690   4.50        5/01/2034          1,047,455
                                                                             4,723,904   5.00        5/01/2020          4,642,134
                                                                            15,662,961   5.00        11/01/2035        15,072,329
                                                                             4,729,915   5.011     10/01/2035 (a)       4,657,250
                                                                               689,535   5.50        10/01/2035           680,346
                                                                             2,633,150   6.00        10/01/2035         2,647,615
                                                                             5,344,106   6.50   9/01/2035-10/01/2035    5,444,118

Freddie Mac Multiclass Certificates Series 2958 Class MD                     5,000,000   5.50        1/15/2031          4,963,908

Freddie Mac Multiclass Certificates Series 3136 Class PD                     1,674,840   6.00        12/15/2034         1,689,118

Freddie Mac Multiclass Certificates Series 3173 Class PE                     3,000,000   6.00        4/15/2035          3,020,994

Ginnie Mae MBS Certificates                                                  3,137,762   5.00        11/15/2035         3,049,189
                                                                             3,319,783   5.50        11/15/2035         3,297,956

Ginnie Mae Trust Series 2005-87 Class C                                     10,000,000   5.328     9/16/2034 (a)        9,965,860

Ginnie Mae Trust Series 2006-3 Class C                                      10,000,000   5.235     4/16/2039 (a)        9,778,301

Ginnie Mae Trust Series 2006-5 Class A                                       3,932,883   4.241       7/16/2029          3,843,063

Government Agency Mortgage-Backed Securities**

Ginnie Mae Trust Series 2006-30 Class IO                                     8,982,230   0.80      5/16/2046 (e)          510,999

Total Government Agency Mortgage-Backed Securities (Cost - $139,068,485) - 58.7%                                      138,564,474


Non-Government Agency Mortgage-Backed Securities** - 14.7%

Banc of America Alternative Loan Trust Series 2005-10 Class 1CB3             1,245,000   5.50        11/25/2035         1,215,633
CS First Boston Mortgage Securities Corp. Series 2005-11 Class 6A5           2,083,595   6.00        12/25/2035         2,108,007
CitiMortgage Alternative Loan Trust Series 2006-A2 Class A2                  2,478,600   6.00        5/25/2036          2,504,161
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3          2,850,000   5.828     6/15/2038 (a)        2,962,593
Freddie Mac Multiclass Certificates Series 3081 Class CP                     1,600,000   5.50        10/15/2034         1,567,876
Greenwich Capital Commercial Funding Corp. Series 2006-GG7                   1,500,000   5.912     7/10/2038 (a)        1,570,470
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14
Class A2                                                                     1,400,000   5.437       12/12/2044         1,412,457
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15
Class A4                                                                     2,500,000   5.814     6/12/2043 (a)        2,584,940
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7
Class A4                                                                     2,000,000   5.876     4/15/2045 (a)        2,089,100
JPMorgan Mortgage Trust Series 2005-A2 Class 4A1                             4,277,408   5.209     4/25/2035 (a)        4,184,524
LB-UBS Commercial Mortgage Trust Series 2004-C6 Class A3                     5,000,000   4.547       8/15/2029          4,884,811
Master Asset Securitization Trust Series 2003-9 Class 2A8                    1,550,000   5.50        10/25/2033         1,512,639
Residential Funding Mortgage Security I Series 2006-S1 Class 1A5             1,677,000   5.25        1/25/2036          1,667,578
Residential Funding Mortgage Security I Series 2006-S3 Class A2              1,952,000   5.50        3/25/2036          1,891,588
Wells Fargo Mortgage Backed Securities Trust Series 2005-13 Class A1         2,747,109   5.00        11/25/2020         2,719,585

Total Non-Government Agency Mortgage-Backed Securities (Cost - $34,197,895) - 14.7%                                    34,875,962


                    Beneficial
                      Interest
Short-Term Securities

                  $  2,026,019   BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.18% (b)(c)                      2,026,019
                    11,206,250   BlackRock Liquidity Series, LLC Money Market Series, 5.33% (b)(c)(g)                  11,206,250

Total Short-Term Securities (Cost - $13,232,269) - 5.6%                                                                13,232,269

Total Investments (Cost - $247,202,619) - 104.6%                                                                      247,131,504


                     Number of
                     Contracts   Options Written
Call Options Written - (0.4%)

                         2,300   FNMA, expiring October 2006 at USD 95.656                                              (137,471)
                         1,400   FNMA, expiring October 2006 at USD 97.859, Broker Lehman Brothers Special Finance       (72,688)
                         2,800   FNMA, expiring October 2006 at USD 98.015, Broker Royal Bank of Scotland Group Plc     (163,660)
                       130,000   FNMA, expiring October 2006 at USD 99.593, Broker Lehman Brothers Special Finance       (56,264)
                         1,850   FNMA, expiring October 2006 at USD 100.02, Broker Royal Bank of Scotland Group Plc      (87,690)
                            6+   Pay a fixed rate of 5.01% and receive a floating rate based on 3-month LIBOR,
                                 expiring November 2006, Broker UBS Warburg (f)                                          (17,760)
                            7+   Pay a fixed rate of 5.025% and receive a floating rate based on 3-month LIBOR,
                                 expiring November 2006, Broker JPMorgan Chase (f)                                       (30,875)
                           11+   Pay a fixed rate of 5.05% and receive a floating rate based on 3-month LIBOR,
                                 expiring November 2006, Broker UBS Warburg (f)                                          (22,000)
                            3+   Pay a fixed rate of 5.13% and receive a floating rate based on 3-month LIBOR,
                                 expiring November 2006, Broker UBS Warburg (f)                                          (19,875)
                            2+   Pay a fixed rate of 5.25% and receive a floating rate based on 3-month LIBOR,
                                 expiring November 2006, Broker JPMorgan Chase (f)                                       (21,810)
                       300,000   U.S. Treasury Notes, expiring October 2006 at USD 99.632, Broker Lehman Brothers
                                 Special Finance                                                                        (176,340)
                       180,000   U.S. Treasury Notes, expiring October 2006 at USD 100.15, Broker Lehman Brothers
                                 Special Finance                                                                         (29,592)
                        70,000   U.S. Treasury Notes, expiring October 2006 at USD 100.41, Broker Lehman Brothers
                                 Special Finance                                                                         (22,225)
                       150,000   U.S. Treasury Notes, expiring October 2006 at USD 101, Broker Lehman Brothers
                                 Special Finance                                                                        (146,820)

Total Options Written (Premiums Received - $622,398) - (0.4%)                                                         (1,005,070)

Total Investments, Net of Options Written (Cost - $246,580,221*) - 104.2%                                             246,126,434
Liabilities in Excess of Other Assets - (4.2%)                                                                       (10,010,893)
                                                                                                                   --------------
Net Assets - 100.0%                                                                                                $  236,115,541
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    246,580,221
                                                   ================
    Gross unrealized appreciation                  $        934,496
    Gross unrealized depreciation                       (1,388,283)
                                                   ----------------
    Net unrealized depreciation                    $      (453,787)
                                                   ================

 ** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instructions.
    As a result the average life may be substantially less than the original maturity.

 + One contract represents a notional amount of $1,000,000.

(a) Floating rate security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series I                $       105,769      $   189,689
    BlackRock Liquidity Series, LLC
      Money Market Series                $  (25,177,500)      $    10,607


(c) Represents the current yield as of September 30, 2006.

(d) Security, or a portion of security, is on loan.

(e) Represents the interest-only portion of a mortgage-backed security.

(f) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(g) Security was purchased with the cash proceeds from securities loans.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Government Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Government Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Government Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Government Fund, Inc.


Date:  November 17, 2006